Income Tax - Schedule of Reconciliation Between Effective And Theoretical Income Tax (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax expense (income) [abstract]
Loss before tax		€ (40,870)	€ (26,502)	€ (17,204)
Tax disallowed expenses		1,248	1,185	1,092
Share-based payment		€ 1,624	€ 2,172	€ 2,782
Nominal tax rate		25.00%	25.00%	25.00%
Income tax at nominal tax rate	[1]	€ 9,500	€ 5,786	€ 3,333
Deferred tax assets not recognized		(9,565)	(5,796)	(3,333)
Effective tax expense		€ (65)	€ (10)	€ 0
Effective tax rate		0.00%	0.00%	0.00%

[1]	The difference in foreign tax rate in the US (25.80%) compared to the Belgian rate (25.00%) is not distinctively disclosed in this table due to non-materiality
of the operations of the Group’s subsidiary Celyad Inc.